John Hancock Global Shareholder Yield Fund
John Hancock Growth Opportunities Fund
John Hancock International Core Fund
John Hancock International Growth Fund
John Hancock Disciplined Value Fund
John Hancock Leveraged Companies Fund
John Hancock Classic Value Mega Cap Fund
John Hancock Small Cap Opportunities Fund
John Hancock U. S. Core Fund
John Hancock Value Opportunities Fund
John Hancock Rainier Growth Fund

Supplement dated 3-25-2009 to the current Prospectus

Under the heading “Your account,” in the “Additional investor services” subsection, under the subheading “Disclosure of fund holdings” the second paragraph is amended and restated as follows:

On the fifth business day after month end, the following information for the fund is posted on the Web site:
top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity;
beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within
15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on
Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

John Hancock International Allocation Fund
Supplement dated 3-25-2009 to the current Prospectus

Under the heading “Your account,” in the “Additional investor services” subsection, under the subheading “Disclosure of fund holdings” the second paragraph is amended and restated as follows:

The holdings of the fund will be posted to the Web site listed above within 15 days after each calendar month end and within 15 days after any material changes are made to the holdings of the fund. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year end on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable fiscal quarter end.

Supplement dated 3-25-2009 to the Statement of Additional Information

Under the heading “DISCLOSURE OF PORTFOLIO HOLDINGS,” the second sentence in the second paragraph is amended and restated as follows:

     JHF III posts to its Web site at www.jhfunds.com complete portfolio holdings for the Fund fifteen (15) days after each calendar month end.